UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06024

THE INDONESIA FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:   Schedule of Investments

The Indonesia Fund, Inc.

Schedule of Investments

September 30, 2007 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-100.28%
Indonesia-99.77%
Automobiles-7.05%
PT Astra International Tbk	3,312,461	$6,964,804

Commercial Banks-24.95%
PT Bank Central Asia Tbk	11,503,500	7,720,772
PT Bank Danamon Indonesia Tbk	4,030,000	3,715,124
PT Bank Internasional Indonesia Tbk	34,788,000	892,578
PT Bank Mandiri	13,968,500	5,376,015
PT Bank Panin Indonesia Tbk†	6,193,000	473,355
PT Bank Rakyat Indonesia	8,975,000	6,467,369
		24,645,213

Construction & Engineering-2.58%
PT Adhi Karya Tbk	11,538,000	1,576,265
PT Truba Alam Manunggal Engineering Tbk†	5,980,773	973,800
		2,550,065

Construction Materials-2.71%
PT Indocement Tunggal Prakarsa Tbk	2,734,000	1,822,294
PT Semen Gresik (Persero) Tbk	1,469,500	851,548
		2,673,842

Diversified Telecommunication Services-23.18%
PT Indosat Tbk	1,419,000	1,197,976
PT Telekomunikasi Indonesia	17,938,560	21,693,208
		22,891,184

Food Products-4.44%
PT Astra Agro Lestari Tbk	395,500	725,927
PT Bakrie Sumatera Plantations Tbk	5,196,750	874,457
PT Bakrie Sumatera Plantations Tbk Warrants (expiring 09/10/10)†	499,687	37,875
PT Indofood Sukses Makmur Tbk	9,081,500	1,913,671
PT Sampoerna Agro Tbk†	3,295,500	828,830
		4,380,760

Gas Utilities-4.46%
PT Perusahaan Gas Negara	3,345,500	4,401,662

Household Products-2.52%
PT Unilever Indonesia Tbk	3,351,000	2,490,623

Industrial Conglomerates-2.76%
PT Bakrie and Brothers Tbk†	83,184,000	2,727,249

Machinery-4.18%
PT United Tractors Tbk	4,609,700	4,127,151

Multiline Retail-2.60%
PT Matahari Putra Prima Tbk	16,709,500	1,404,553
PT Matahari Putra Prima Tbk Warrants (expiring 07/12/10)†	3,254,125	35,584
PT Mitra Adiperkasa Tbk	4,821,000	416,692
PT Ramayana Lestari Sentosa Tbk	7,612,000	707,037
		2,563,866

Oil, Gas & Consumable Fuels-6.81%
PT Bumi Resources Tbk	15,835,000	6,178,880
PT Medco Energi Internasional Tbk	1,213,000	550,209
		6,729,089

Paper & Forest Products-0.73%
PT Sumalindo Lestari Jaya Tbk†	2,430,500	716,717

Pharmaceuticals-0.46%
PT Kalbe Farma Tbk	3,125,800	453,937

Real Estate Management & Development-10.34%
PT Bakrieland Development Tbk†	37,776,500	2,185,877
PT Bakrieland Development Tbk Warrants (expiring 04/30/10)†	4,705,750	151,798
PT Ciputra Development Tbk†	8,284,000	842,441
PT Kawasan Industri Jababeka Tbk†	56,601,000	1,762,292
PT Summarecon Agung Tbk	18,013,533	2,779,511
PT Summarecon Agung Tbk Warrants (expiring 06/21/10)†	1,361,966	48,402
Sentul City Tbk PT†	17,987,000	1,120,464
Total Bangun Persada	15,318,000	1,322,167
		10,212,952
Total Indonesia (Cost $41,535,375)		98,529,114

Thailand-0.51%
Construction & Engineering-0.51%
Italian-Thai Development Public Company Ltd.† (Cost $452,309)	2,269,900	503,318

Total Equity and Equity-Linked Investments (Cost $41,987,684)		99,032,432

	Principal
	Amount (000’s)
SHORT-TERM INVESTMENTS-0.92%
Grand Cayman-0.92%
Citibank N.A., overnight deposit, 4.12%, 10/01/07 (Cost $911,000)	$911	911,000

Total Investments-101.20% (Cost $42,898,684)		99,943,432

Liabilities in Excess of Cash and Other Assets-(1.20)%		(1,181,476)

NET ASSETS-100.00%		$98,761,956

†      Non-income producing security.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.

Federal Income Tax Cost - At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $42,898,684, $57,411,006, $(366,258) and $57,044,748, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INDONESIA FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007